Cover	Feb. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2021
Entity File Number	1-9025
Entity Registrant Name	VISTA GOLD CORP.
Entity Central Index Key	0000783324
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7961 Shaffer parkway
Entity Address, Address Line Two	suite 5
Entity Address, City or Town	littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	720
Local Phone Number	981-1185
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	VGZ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false